2. Basis of Presentation (Details Narrative) - Purchase Agreement [Member] - shares	Nov. 10, 2017	Jul. 07, 2015	Dec. 18, 2014
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Number of shares exchanged in discontinued operations			497,308
SIM S.r.l. (SIM) [Member]
Disclosure of subsidiaries [line items]
Number of shares exchanged in discontinued operations		220,000
Nova [Member]
Disclosure of subsidiaries [line items]
Number of shares exchanged in discontinued operations	53,828